Inventories - Additional Information (Detail) ₨ in Millions, £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 GBP (£)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 GBP (£)	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 GBP (£)	Mar. 31, 2019 USD ($)
Disclosure of inventories [line items]
Finished goods	₨ 315,072.3	₨ 338,689.5						$ 4,556.0
Cost of inventories (including cost of purchased products) recognized as expense	2,283,424.2	2,172,364.1		₨ 1,975,324.2
Inventory write-down expenses	6,086.3	6,074.2		3,725.1
Provision for inventory						₨ 16,383.9	£ 157.0
Inventory insurance recoveries		111.9	£ 1.4	₨ 13,301.0	£ 151.0	₨ 5,342.4	£ 55.0
Vehicles sold subject to repurchase arrangements [Member]
Disclosure of inventories [line items]
Finished goods	₨ 43,807.1	₨ 40,236.1